Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22	RELATED PARTY TRANSACTIONS

As of December 31, 2021, the amounts due to the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Yunnan Three Three One Education Technology Co., Ltd.	16,735	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Zhang Shaodong	1,374	Mr. Zhang’s immediate family member	Other payables, interest free and payment on demand.
Employee reimbursement payable	1,487	Management	Other payables, interest free and payment on demand.
Chengdu Longquanyi District Hengshi Education Training School Co., Ltd.	163	Controlled by the same shareholder	Other payables, interest free and payment on demand.
	19,759

As of December 31, 2021, the amounts due from the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Beijing Long-Spring Education Technology Group Co., Ltd.	23,526	Entity controlled by Mr. Zhang*	Loan receivables*, interest free and payment on demand.
Yunnan Shaowei Education Information Consulting Co., Ltd.	260	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan District Changshui Jincheng Education Consulting Co., Ltd.	160	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Employee	225	Management	Loan receivables*, interest free and payment on demand.
	24,171

As of December 31, 2020, the amounts due from the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Mr. Zhang	72,908	Shareholders	Other receivables, interest free and payment on demand.
Zhang Shaodong	351	Mr. Zhang’s immediate family member	Other receivables, interest free and payment on demand.
Long-Spring Education Group	5,592	The Parent company	Other receivables, interest free and payment on demand.
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	13	Entity controlled by Mr. Zhang*	Other receivables, interest free and payment on demand.
Sang Haiyong	1,600	Vice president of the Group	Other receivable, interest free and payment on demand.
Liu Kai	500	Vice president of the Group	Other receivables, interest free and payment on demand.
	80,964

As of December 31, 2020, the amounts due to the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Long-Spring Education Group	51,625	The Parent company	Loan payables *, interest free and payment on demand.
Employee	683	Management	Loan payables *, interest free and payment on demand.
	52,308